Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
9.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Deferred offering costs in accrued expenses and other current liabilities	4,984,502	1,244,967
Accrued payroll and welfare	880,796	1,271,486
Borrowing from third parties (1)	1,128,816	181,000
Other tax payable	2,156,194	1,959,295
Others (2)	335,352	543,627
Total accrued expenses and other current liabilities	9,485,660	5,200,375

(1)	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.
(2)	Others were mainly composed of personal social security cost payable.